AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 91.8%
Commercial Mortgage-Backed Securities — 14.9%
BANK,
Series 2017-BNK08, Class A3
3.229%	11/15/50	10	$9,877
Series 2020-BN28, Class A1
0.628%	03/15/63	39	37,747
Barclays Commercial Mortgage Trust,
Series 2020-C06, Class A1
1.806%	02/15/53	35	34,462
Series 2021-C11, Class A4
2.043%	09/15/54	65	58,173
Benchmark Mortgage Trust,
Series 2020-B17, Class A1
1.282%	03/15/53	50	48,592
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	3	2,905
CFCRE Commercial Mortgage Trust,
Series 2017-C08, Class A4
3.572%	06/15/50	40	40,232
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	50	48,988
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	46	46,252
Series 2016-C02, Class A1
1.499%	08/10/49	2	1,765
Series 2016-P04, Class A3
2.646%	07/10/49	20	19,118
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	6	5,698
Series 2015-DC01, Class A4
3.078%	02/10/48	30	29,462
Series 2015-LC21, Class A4
3.708%	07/10/48	50	50,447
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	8	7,764
Series 2017-GS07, Class A1
1.950%	08/10/50	4	4,033
Series 2019-GC42, Class A3
2.749%	09/01/52	25	23,777
Series 2020-GC45, Class A1
2.019%	02/13/53	62	61,418
Series 2020-GC47, Class A4
2.125%	05/12/53	50	44,983
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	93	93,667
Series 2013-LC11, Class A4
2.694%	04/15/46	18	18,095
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	45	44,181
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-C23, Class A3
3.451%	07/15/50	68	$67,405
Morgan Stanley Capital I Trust,
Series 2021-L07, Class A1
0.881%	10/15/54	28	26,583
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	4	4,135
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	55	55,125

Total Commercial Mortgage-Backed Securities (cost $905,369)			884,884
Corporate Bonds — 12.5%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	20	18,535
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	5,159
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	5	5,362
			29,056
Agriculture — 0.2%
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	10	10,024
Airlines — 0.5%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	33	29,881
Apparel — 0.2%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	10	9,956
Banks — 3.2%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	50	45,957
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33	30	28,080
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25	20	20,544
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	15	13,106
2.963%(ff)	01/25/33	30	28,313
A1

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	30	$28,110
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	30	27,876
			191,986
Beverages — 0.2%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/19/30	10	9,802
Biotechnology — 0.5%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29	30	29,456
Chemicals — 0.3%
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	15	14,767
Commercial Services — 1.6%
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31	10	8,943
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	35	35,597
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	25	25,438
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29	25	24,229
			94,207
Cosmetics/Personal Care — 0.1%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30	5	5,027
Diversified Financial Services — 0.4%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	20	19,334
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	5	5,102
			24,436
Electric — 0.3%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30	10	10,287
4.050%	04/15/25	10	10,303
			20,590
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 0.3%
Magallanes, Inc.,
Gtd. Notes, 144A
3.755%	03/15/27	20	$19,971
Healthcare-Products — 0.1%
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	4,799
Healthcare-Services — 0.2%
HCA, Inc.,
Sr. Sec’d. Notes, 144A
3.375%	03/15/29	10	9,732
Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	2,003
Insurance — 0.3%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.850%	04/05/29	15	14,986
Media — 0.1%
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	5	5,063
Mining — 0.3%
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32	20	18,394
Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
3.050%	04/15/30	5	4,963
Pharmaceuticals — 0.4%
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	25	25,216
Pipelines — 1.0%
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	15	14,780
4.950%	05/15/28	10	10,392
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	35	35,511
			60,683
Retail — 0.3%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	15,265
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	5	5,182
			20,447

A2

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	10	$8,816
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	15	15,534
			24,350
Software — 0.2%
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29	10	10,016
Telecommunications — 0.8%
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31	25	22,671
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	03/22/27	5	4,941
3.150%	03/22/30	20	19,654
			47,266

Total Corporate Bonds (cost $746,569)			737,077
Sovereign Bonds — 3.4%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	50	51,346
Province of British Columbia (Canada),
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	50	49,086
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	50	50,121
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	50	48,475

Total Sovereign Bonds (cost $210,702)			199,028
U.S. Government Agency Obligations — 6.8%
Federal Home Loan Bank
3.250%	11/16/28	200	209,170
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	100	97,223
Federal National Mortgage Assoc.
1.625%	01/07/25	100	97,611

Total U.S. Government Agency Obligations (cost $414,428)			404,004
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 54.2%
U.S. Treasury Notes
1.250%	06/30/28	625	$581,396
1.875%	02/28/29	575	555,145
2.125%	06/30/22	320	321,237
2.625%	02/15/29	1,350	1,366,242
3.125%	11/15/28(k)	370	385,147

Total U.S. Treasury Obligations (cost $3,300,268)			3,209,167

Total Long-Term Investments (cost $5,577,336)			5,434,160

	Shares
Short-Term Investment — 8.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $506,809)(wh)	506,809	506,809

TOTAL INVESTMENTS—100.4% (cost $6,084,145)		5,940,969

Liabilities in excess of other assets(z) — (0.4)%		(23,397)

Net Assets — 100.0%		$5,917,572

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LP	Limited Partnership
MTN	Medium Term Note
S&P	Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wh)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A3

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
24	10 Year U.S. Treasury Notes	Jun. 2022	$2,949,000	$(72,749)
7	10 Year U.S. Ultra Treasury Notes	Jun. 2022	948,281	(30,142)
				(102,891)
Short Positions:
2	2 Year U.S. Treasury Notes	Jun. 2022	423,844	5,174
16	5 Year U.S. Treasury Notes	Jun. 2022	1,835,000	38,239
				43,413
				$(59,478)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4